May 5, 2015
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Guggenheim Variable Funds Trust (the “Registrant”)
File Nos. 002-59353 and 811-02753
Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A (the “Amendment”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies, on behalf of the Registrant, that the forms of the Registrant’s Prospectuses and Statements of Additional Information do not differ from those contained in the Amendment, which was accepted on the EDGAR system on April 30, 2015.
No fees are required in connection with this filing. If you have any questions concerning this filing, please contact me at (785) 438-3226 or Julien Bourgeois of Dechert LLP at (202) 261-3451.

Sincerely,

/s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Variable Funds Trust